Nature of Operations and Basis of Presentation (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 21, 2023
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Preferred Stock, par value	$ 0.0001	$ 0.0001
Receivables	$ 3.2
Allowances for expected credit losses accounts receivable	$ 1.2	$ 0.0
Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Income taxes paid	5.00%
Sorrento
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value			$ 0.0001
Preferred Stock, par value			$ 0.0001
Customer Concentration Risk [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of net revenue, sole distributor	10.00%	10.00%
Customer Concentration Risk [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Expected Credit Losses	$ 1.2	$ 0.0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage	86.00%	85.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Minimum [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage	23.00%	22.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Maximum [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage	34.00%	32.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage	95.00%	91.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Minimum [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage	30.00%	24.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Maximum [Member] | Three Customers [Member]
Description of Organization and Business Operations (Details) [Line Items]
Concentration risk, percentage	33.00%	36.00%
Convertible Debentures [Member]
Description of Organization and Business Operations (Details) [Line Items]
Debt Weighted Average Interest Rate	6.67%	13.55%